Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended					13 Months Ended	29 Months Ended
	Mar. 31, 2022	Feb. 26, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2024	May 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below provides the “compensation actually paid” to our principal executive officers (“PEOs”) and the average “compensation actually paid” to our other named executive officers (“Non-PEO NEOs”), as calculated by SEC rules, and certain financial performance measures, in each case, for our five most recently completed fiscal years and the transition period.

Fiscal Year	Summary Compensation Table Total for PEOs ($)				Compensation Actually Paid to PEO ($)				Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	Adjusted Operating Income ($ in thousands)
	Kevin Plank	Stephanie Linnartz	Colin Browne	Patrik Frisk	Kevin Plank	Stephanie Linnartz	Colin Browne	Patrik Frisk			Company TSR ($)	Peer Group TSR ($)
(a)	(b) (1)				(c) (2)				(d) (1)	(e) (2)	(f) (3)	(g) (3)	(h) (4)	(i) (4)(5)
2025	10,964,002	n/a	n/a	n/a	6,932,085	n/a	n/a	n/a	2,689,271	2,423,565	28.92	42.36	(201,267)	212,331
2024	n/a	10,482,190	n/a	n/a	n/a	5,232,702	n/a	n/a	2,701,795	723,872	34.16	46.35	232,042	350,810
2023	n/a	11,300,000	5,481,578	8,640,309	n/a	11,287,126	2,712,210	(5,682,435)	2,644,984	(605,281)	43.93	54.51	374,459	309,586
2022 TP	n/a	n/a	n/a	3,978,714	n/a	n/a	n/a	1,444,574	1,215,815	397,558	78.79	78.67	(63,146)	7,564
2021	n/a	n/a	n/a	15,544,913	n/a	n/a	n/a	18,161,011	4,352,657	5,337,782	98.10	95.08	351,003	518,248
2020	n/a	n/a	n/a	7,380,315	n/a	n/a	n/a	3,524,442	2,203,092	509,851	79.49	89.64	(556,530)	(7,303)

Company Selected Measure Name			Adjusted operating income
Named Executive Officers, Footnote	Mr. Plank served as our PEO from April 1, 2024 through March 31, 2025. Ms. Linnartz served as our PEO from February 27, 2023 through March 31, 2024. Mr. Browne served as our PEO from June 1, 2022 through February 26, 2023. Mr. Frisk served as our PEO from January 1, 2020 through May 31, 2022. The individuals comprising the Non-PEO NEOs for each fiscal period presented are listed below.

Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Transition Period	Fiscal Year 2021	Fiscal Year 2020
David Bergman	Kevin Plank	Kevin Plank	Kevin Plank	Kevin Plank	Kevin Plank
Shawn Curran	David Bergman	David Bergman	David Bergman	David Bergman	David Bergman
Yassine Saidi	Jim Dausch	Massimo Baratto	Colin Browne	Colin Browne	Colin Browne
Kara Trent	David Baxter	Stephanie Pugliese	Massimo Baratto	Stephanie Pugliese	Stephanie Pugliese
Jim Dausch	Lisa Collier	Tchernavia Rocker	Stephanie Pugliese
	Tchernavia Rocker		Tchernavia Rocker

Peer Group Issuers, Footnote			The Peer Group TSR shown in this table uses the S&P 500 Apparel, Accessories & Luxury Goods Index
Adjustment To PEO Compensation, Footnote	The values included in these columns for the “compensation actually paid” to each PEO and the average compensation actually paid to our Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K. For each fiscal period, the values included in the columns for the “compensation actually paid” to each PEO and the average “compensation actually paid” to our Non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	PEOs ($)								Average for Non-PEO NEOs ($)
	Kevin Plank	Stephanie Linnartz		Colin Browne	Patrik Frisk
	FY2025	FY2024	FY2023	FY2023	FY2023	2022 TP	FY2021	FY2020	FY2025	FY2024	FY2023	2022 TP	FY2021	FY2020
Summary Compensation Table Total	10,964,002	10,482,190	11,300,000	5,481,578	8,640,309	3,978,714	15,544,913	7,380,315	2,689,271	2,701,795	2,644,984	1,215,815	4,352,657	2,203,092
Adjustments to the Summary Compensation Table Total to Calculate Compensation Actually Paid
Deduct: Grant date fair value of equity awards in fiscal year as reported in Summary Compensation Table	9,100,000	8,000,000	11,000,000	3,875,000	—	3,500,000	10,000,000	5,250,000	1,310,000	1,603,127	1,225,000	1,041,667	2,437,500	1,203,125
Add: Fair value of equity awards granted in covered fiscal year at end of year	6,157,169	4,085,844	10,987,126	2,510,891	—	3,766,267	9,390,957	6,502,114	1,180,368	687,137	654,000	1,120,916	2,289,051	1,375,314
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards in prior fiscal years that vested during covered fiscal year	(90,208)	(141,672)	—	(431,006)	(680,607)	(967,082)	1,491,113	(1,339,806)	2,475	(33,911)	(290,807)	(174,198)	239,671	(204,231)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	(998,878)	(1,193,660)	—	(974,253)	—	(1,833,325)	1,734,028	(3,768,181)	(48,492)	(718,083)	(2,010,985)	(723,308)	893,903	(1,661,199)
Add For awards that are granted and vest in the same year the fair value as of the vesting date	—	—	—	—	—	—	—	—	—		—	—	—	—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—	—	13,642,137	—	—	—	90,057	309,939	377,473	—	—	—
Add: Dividends or other earnings paid on equity awards in covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—	—	—	—		—	—	—	—
Compensation Actually Paid	6,932,085	5,232,702	11,287,126	2,712,210	(5,682,435)	1,444,574	18,161,011	3,524,442	2,423,565	723,872	(605,281)	397,558	5,337,782	509,851

Non-PEO NEO Average Total Compensation Amount	$ 1,215,815		$ 2,689,271	$ 2,701,795	$ 2,644,984	$ 4,352,657	$ 2,203,092
Non-PEO NEO Average Compensation Actually Paid Amount	397,558		$ 2,423,565	723,872	(605,281)	5,337,782	509,851
Adjustment to Non-PEO NEO Compensation Footnote	The values included in these columns for the “compensation actually paid” to each PEO and the average compensation actually paid to our Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K. For each fiscal period, the values included in the columns for the “compensation actually paid” to each PEO and the average “compensation actually paid” to our Non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	PEOs ($)								Average for Non-PEO NEOs ($)
	Kevin Plank	Stephanie Linnartz		Colin Browne	Patrik Frisk
	FY2025	FY2024	FY2023	FY2023	FY2023	2022 TP	FY2021	FY2020	FY2025	FY2024	FY2023	2022 TP	FY2021	FY2020
Summary Compensation Table Total	10,964,002	10,482,190	11,300,000	5,481,578	8,640,309	3,978,714	15,544,913	7,380,315	2,689,271	2,701,795	2,644,984	1,215,815	4,352,657	2,203,092
Adjustments to the Summary Compensation Table Total to Calculate Compensation Actually Paid
Deduct: Grant date fair value of equity awards in fiscal year as reported in Summary Compensation Table	9,100,000	8,000,000	11,000,000	3,875,000	—	3,500,000	10,000,000	5,250,000	1,310,000	1,603,127	1,225,000	1,041,667	2,437,500	1,203,125
Add: Fair value of equity awards granted in covered fiscal year at end of year	6,157,169	4,085,844	10,987,126	2,510,891	—	3,766,267	9,390,957	6,502,114	1,180,368	687,137	654,000	1,120,916	2,289,051	1,375,314
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards in prior fiscal years that vested during covered fiscal year	(90,208)	(141,672)	—	(431,006)	(680,607)	(967,082)	1,491,113	(1,339,806)	2,475	(33,911)	(290,807)	(174,198)	239,671	(204,231)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	(998,878)	(1,193,660)	—	(974,253)	—	(1,833,325)	1,734,028	(3,768,181)	(48,492)	(718,083)	(2,010,985)	(723,308)	893,903	(1,661,199)
Add For awards that are granted and vest in the same year the fair value as of the vesting date	—	—	—	—	—	—	—	—	—		—	—	—	—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—	—	13,642,137	—	—	—	90,057	309,939	377,473	—	—	—
Add: Dividends or other earnings paid on equity awards in covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—	—	—	—		—	—	—	—
Compensation Actually Paid	6,932,085	5,232,702	11,287,126	2,712,210	(5,682,435)	1,444,574	18,161,011	3,524,442	2,423,565	723,872	(605,281)	397,558	5,337,782	509,851

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	78.79		$ 28.92	34.16	43.93	98.10	79.49
Peer Group Total Shareholder Return Amount	78.67		42.36	46.35	54.51	95.08	89.64
Net Income (Loss)	$ (63,146,000)		$ (201,267,000)	$ 232,042,000	$ 374,459,000	$ 351,003,000	$ (556,530,000)
Company Selected Measure Amount	7,564,000		212,331,000	350,810,000	309,586,000	518,248,000	(7,303,000)
Additional 402(v) Disclosure
Pursuant to SEC disclosure requirements, we are providing the following information about the relationship between “compensation actually paid” and certain measures of the company’s financial performance. The tabular and narrative disclosures provided below are intended to be calculated in a manner consistent with the applicable SEC rules and may reflect reasonable estimates and assumptions where appropriate.
For further information concerning the company’s pay-for-performance philosophy and how the Human Capital and Compensation Committee aligns executive compensation with the company’s performance, refer to the section titled “Compensation Discussion and Analysis” above. The Human Capital and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
“TSR” stands for Total Stockholder Return. The Peer Group TSR shown in this table uses the S&P 500 Apparel, Accessories & Luxury Goods Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K for the years reflected in the table above. The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in the company’s Class A Stock and the S&P 500 Apparel, Accessories & Luxury Goods Index, respectively, on the last trading day of 2019, assuming reinvestment of dividends.Net income and adjusted operating income are rounded to the nearest hundred thousand.
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of fiscal year 2025, fiscal year 2024, fiscal year 2023, fiscal year 2021, fiscal year 2020 and the transition period, including comparisons between “compensation actually paid” to each PEO and our Non-PEO NEOs and (i) our cumulative TSR, (ii) the TSR of our Peer Group, (iii) our net income and (iv) our adjusted operating income.
The following table presents the financial performance measures that the company considers to have been the most important in linking “compensation actually paid” to each PEO and other named executive officers for fiscal year 2025 to company performance. See “Compensation Disclosure and Analysis” and Appendix A for more information.

Fiscal Year 2025 Financial Performance Measures
Adjusted Operating Income
Currency Neutral Net Revenue
Class C Common Stock Price

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description			Adjusted operating income is calculated as described in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name			Currency Neutral Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Class C Common Stock Price
Kevin Plank [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,964,002
PEO Actually Paid Compensation Amount			$ 6,932,085
PEO Name			Mr. Plank
Stephanie Linnartz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 10,482,190	$ 11,300,000
PEO Actually Paid Compensation Amount				5,232,702	11,287,126
PEO Name								Ms. Linnartz
Colin Browne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,481,578
PEO Actually Paid Compensation Amount					2,712,210
PEO Name		Mr. Browne
Patrik Frisk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,978,714				8,640,309	$ 15,544,913	$ 7,380,315
PEO Actually Paid Compensation Amount	1,444,574				(5,682,435)	18,161,011	3,524,442
PEO Name									Mr. Frisk
PEO | Kevin Plank [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (9,100,000)
PEO | Kevin Plank [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,157,169
PEO | Kevin Plank [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(998,878)
PEO | Kevin Plank [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin Plank [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(90,208)
PEO | Kevin Plank [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin Plank [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stephanie Linnartz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,000,000)	(11,000,000)
PEO | Stephanie Linnartz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,085,844	10,987,126
PEO | Stephanie Linnartz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,193,660)	0
PEO | Stephanie Linnartz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Stephanie Linnartz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(141,672)	0
PEO | Stephanie Linnartz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Stephanie Linnartz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Colin Browne [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,875,000)
PEO | Colin Browne [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,510,891
PEO | Colin Browne [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(974,253)
PEO | Colin Browne [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Colin Browne [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(431,006)
PEO | Colin Browne [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Colin Browne [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Patrik Frisk [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,500,000)				0	(10,000,000)	(5,250,000)
PEO | Patrik Frisk [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,766,267				0	9,390,957	6,502,114
PEO | Patrik Frisk [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,833,325)				0	1,734,028	(3,768,181)
PEO | Patrik Frisk [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				0	0	0
PEO | Patrik Frisk [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(967,082)				(680,607)	1,491,113	(1,339,806)
PEO | Patrik Frisk [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				(13,642,137)	0	0
PEO | Patrik Frisk [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,041,667)		(1,310,000)	(1,603,127)	(1,225,000)	(2,437,500)	(1,203,125)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,120,916		1,180,368	687,137	654,000	2,289,051	1,375,314
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(723,308)		(48,492)	(718,083)	(2,010,985)	893,903	(1,661,199)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0		0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,198)		2,475	(33,911)	(290,807)	239,671	(204,231)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		(90,057)	(309,939)	(377,473)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0		$ 0		$ 0	$ 0	$ 0